Inventories (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Inventories

Inventories	€ million 2018	€ million 2017
Raw materials and consumables	1,365	1,274
Finished goods and goods for resale	2,936	2,688

	4,301	3,962